787 Seventh Avenue
New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 25, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Floating Rate Income Trust

Investment Company Act File No. 811-21566

Ladies and Gentlemen:

On behalf of BlackRock Floating Rate Income Trust (the “Trust”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is the Trust’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Trust of common shares of beneficial interest, par value $0.001 per share (“Common Shares”) and rights to purchase Common Shares on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience. At such time as the Trust responds to comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.

The Trust relies on exemptive relief (1940 Act Rel. Nos. 28690 (notice) & 28719 (order)) under Section 19(b) of the 1940 Act that permits it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as twelve times each year, and as frequently as distributions are specified in accordance with the terms of any outstanding preferred stock that it may issue.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Bomi Lee, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Bissie K. Bonner, Esq., Willkie Farr & Gallagher LLP

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